Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding | shares	251,639
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 4 months 21 days
Options Outstanding, Weighted Average Exercise Price	$ 84.96
Options Exercisable and vested, Number Exercisable | shares	191,519
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 6 months 18 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 107.66
$2.75-$3.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	2.75
Options Outstanding Exercise Prices, Upper Range Limit	$ 3.85
Options Outstanding, Number Outstanding | shares	65,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 8 months 16 days
Options Outstanding, Weighted Average Exercise Price	$ 2.75
Options Exercisable and vested, Number Exercisable | shares	40,625
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	9 years 8 months 16 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 2.75
$3.86-$36.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	3.86
Options Outstanding Exercise Prices, Upper Range Limit	$ 36.75
Options Outstanding, Number Outstanding | shares	45,934
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 18.26
Options Exercisable and vested, Number Exercisable | shares	13,377
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	8 years 2 months 19 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 21.81
$36.76-$90.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	36.76
Options Outstanding Exercise Prices, Upper Range Limit	$ 90.75
Options Outstanding, Number Outstanding | shares	41,505
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 7 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 67.82
Options Exercisable and vested, Number Exercisable | shares	38,317
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	4 years 5 months 1 day
Options Exercisable and vested, Weighted Average Exercise Price	$ 69.65
$90.76-$136.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	90.76
Options Outstanding Exercise Prices, Upper Range Limit	$ 136.50
Options Outstanding, Number Outstanding | shares	46,095
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 93.60
Options Exercisable and vested, Number Exercisable | shares	46,095
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	3 years 10 months 24 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 93.60
$136.51-$480.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	136.51
Options Outstanding Exercise Prices, Upper Range Limit	$ 480.00
Options Outstanding, Number Outstanding | shares	53,105
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 11 months 19 days
Options Outstanding, Weighted Average Exercise Price	$ 249.17
Options Exercisable and vested, Number Exercisable | shares	53,105
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	3 years 11 months 19 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 249.17